CONDENSED BALANCE SHEETS	Dec. 31, 2020 USD ($)
Current assets:
Cash	$ 16,110
Total current assets	16,110
Deferred offering costs	275,140
Total Assets	291,250
Current liabilities:
Accounts payable	724
Accrued expenses	136,250
Franchise tax payable	1,168
Note payable - related party	130,000
Total current liabilities	268,142
Total liabilities	268,142
Commitments and Contingencies (Note 6)
Stockholders' Deficit:
Preferred stock, $0.0001 par value 10,000,000 shares authorized none issued and outstanding
Additional paid-in capital	24,137
Accumulated deficit	(1,892)
Total stockholders' deficit	23,108
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders' Deficit	291,250
Common Class B [Member]
Stockholders' Deficit:
Common stock	$ 863